NET PREMIUMS EARNED, Premiums Ceded to Reinsurers and Coinsurers, Net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums ceded to reinsurers and coinsurers, net [Abstract]
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	S/ (355,356)	S/ (244,112)	S/ (254,839)
Premiums ceded for facultative contracts, Note 9(b)	(392,346)	(327,098)	(289,386)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	8,996	23,186	(14,935)
Premiums ceded to reinsurers and coinsurers	S/ (738,706)	S/ (548,024)	S/ (559,160)